Annual Total Returns - BlackRock International Fund (Investor C, Class R Shares, Investor A and Institutional) [BarChart] - Investor A, C, Institutional and Class R - BlackRock International Fund - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	16.12%
Annual Return 2011	(14.72%)
Annual Return 2012	14.35%
Annual Return 2013	22.22%
Annual Return 2014	(5.68%)
Annual Return 2015	(3.44%)
Annual Return 2016	0.33%
Annual Return 2017	31.32%
Annual Return 2018	(21.65%)
Annual Return 2019	31.46%